Income Taxes - Summary of Movement in Gross Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Income Taxes [Line Items]
Carrying value, beginning balance	$ 30	$ 103	$ 101
Changes through profit and loss	(20)	(72)	57
Changes through OCI	(2)	(1)	1
Translation difference	(1)	3	(13)
Carrying value, ending balance	7	30	103
Addition through business combination		(3)	(44)
Reclassified as Held for Sale			1
Property, plant and equipment [member]
Income Taxes [Line Items]
Carrying value, beginning balance	35	32	38
Changes through profit and loss	(13)	2	(3)
Translation difference	(1)	1	(3)
Carrying value, ending balance	21	35	32
Lease liabilities
Income Taxes [Line Items]
Carrying value, beginning balance	23	18
Changes through profit and loss	2	4	10
Translation difference	(1)	1	(1)
Carrying value, ending balance	24	23	18
Increase Decrease Through Reclassification			8
Reclassified as Held for Sale			1
Accrued compensation to employees
Income Taxes [Line Items]
Carrying value, beginning balance	6	7	4
Changes through profit and loss	2	(1)	3
Translation difference	(1)
Carrying value, ending balance	7	6	7
Trade Receivables
Income Taxes [Line Items]
Carrying value, beginning balance	30	26	26
Changes through profit and loss	(1)	3	3
Translation difference	(1)	1	(3)
Carrying value, ending balance	28	30	26
Compensated absences
Income Taxes [Line Items]
Carrying value, beginning balance	68	57	57
Changes through profit and loss	4	9	5
Translation difference	(2)	2	(5)
Carrying value, ending balance	70	68	57
Post sales client support
Income Taxes [Line Items]
Carrying value, beginning balance	16	15	15
Changes through profit and loss	1	1	1
Translation difference			(1)
Carrying value, ending balance	17	16	15
Derivative Financial Instruments
Income Taxes [Line Items]
Carrying value, beginning balance	(8)	21	(15)
Changes through profit and loss	4	(28)	35
Changes through OCI		(1)	2
Translation difference	1		(1)
Carrying value, ending balance	(3)	(8)	21
Credits related to branch profits
Income Taxes [Line Items]
Carrying value, beginning balance	48	50	49
Changes through profit and loss	42	(1)	1
Translation difference	(1)	(1)
Carrying value, ending balance	89	48	50
Intangibles arising on business combinations
Income Taxes [Line Items]
Carrying value, beginning balance	(50)	(56)	(19)
Changes through profit and loss	8	10	6
Translation difference	1	(1)	2
Carrying value, ending balance	(41)	(50)	(56)
Addition through business combination		(3)	(45)
SEZ reinvestment reserve
Income Taxes [Line Items]
Carrying value, beginning balance	(84)	(11)
Changes through profit and loss	(32)	(72)	(12)
Translation difference	4	(1)	1
Carrying value, ending balance	(112)	(84)	(11)
Branch profit tax
Income Taxes [Line Items]
Carrying value, beginning balance	(68)	(73)	(78)
Changes through profit and loss	(42)	5	4
Translation difference			1
Carrying value, ending balance	(110)	(68)	(73)
Others
Income Taxes [Line Items]
Carrying value, beginning balance	10	14	22
Changes through profit and loss	3	(5)	4
Changes through OCI	(2)		(1)
Translation difference		1	(4)
Carrying value, ending balance	11	10	14
Addition through business combination			1
Increase Decrease Through Reclassification			(8)
Intangible assets
Income Taxes [Line Items]
Carrying value, beginning balance	4	3	2
Changes through profit and loss	2	1
Translation difference			1
Carrying value, ending balance	$ 6	$ 4	$ 3